Notes Payable (Details) (USD $)	Mar. 31, 2013 Notes Payable (A)	Mar. 31, 2013 Notes Payable (B)	Mar. 31, 2013 Notes Payable (C)	Mar. 31, 2014 Notes Payable (D)
Notes payable	$ 320,000	$ 1,793,085	$ 1,348,133	$ 46,603
Note payable, accrued interest		7.50%	15.00%	8.00%
Note payable, debt discount				$ 18,397